UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number
811-24079

StepStone Private Credit
Co-Investment
Fund

(Exact name of registrant as specified in charter)
277 Park Avenue, 44th Floor
New York, New York 10172

(Address of principal executive offices) (Zip code)
Ariel Goldblatt Chief Executive Officer
StepStone Group Private Debt LLC
277 Park Avenue, 44th Floor
New York, New York 10172

(Name and address of agent for service)
Registrant’s telephone number, including area code:
212-351-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.
(a) The Report to Shareholders is attached herewith.

StepStone Private Credit
Co-Investment
Fund

Financial Statements
For the Period June 12, 2025* through June 30, 2025
(Unaudited)
Semi-Annual Report
* The Fund commenced operations on June 12, 2025. See Note 1 in the accompanying notes to financial statements.

StepStone Private Credit Co-Investment Fund

Table of Contents
For the Period Ended June 30, 2025* (Unaudited)

* The Fund commenced operations on June 12, 2025. See Note 1 in the accompanying notes to financial statements.

StepStone Private Credit Co-Investment Fund

Schedule of Investments
June 30, 2025 (Unaudited)

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-controlled/Non-affliated - 96.9% of NAV
Senior Secured Loans - North America - 96.9% of NAV									1,2,3,4,5
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%	3M SOFR	1.00%	6/30/2032	$878,560	$(8,782)	$(8,782)	6,7,8
Badge 21 Midco Holdings LLC	Term Loan	9.30%	3M SOFR	5.00%	6/30/2032	4,767,237	4,719,569	4,719,569	6
Badge 21 Midco Holdings LLC	Revolver	0.50%	3M SOFR	0.50%	6/30/2032	555,802	(5,556)	(5,556)	6,7,8
DCCM, LLC	Delayed Draw	0.75%	3M SOFR	0.75%	6/24/2032	2,291,694	(22,862)	(22,862)	6,7,8
DCCM, LLC	Term Loan	9.07%	3M SOFR	4.75%	6/24/2032	4,697,972	4,651,042	4,651,042	6
DCCM, LLC	Revolver	4.25%	3M SOFR	4.25%	6/24/2032	916,678	(9,144)	(9,144)	6,7,8
Ideal Components Acquisition, LLC	Delayed Draw	1.00%	3M SOFR	1.00%	6/30/2032	772,211	(7,719)	(7,719)	6,7,8
Ideal Components Acquisition, LLC	Term Loan	9.30%	3M SOFR	5.00%	6/30/2032	4,204,262	4,162,223	4,162,223	6
Ideal Components Acquisition, LLC	Revolver	0.50%	3M SOFR	0.50%	6/30/2032	643,510	(6,433)	(6,433)	6,7,8
LeadVenture, Inc.	Delayed Draw	9.55%	3M SOFR	5.25%	6/23/2032	1,038,692	335,010	335,010	6,7
LeadVenture, Inc.	Term Loan	9.57%	3M SOFR	5.25%	6/23/2032	5,453,135	5,412,238	5,412,238	6
LeadVenture, Inc.	Revolver	0.50%	3M SOFR	0.50%	6/23/2032	519,346	(3,879)	(3,879)	6,7,8
Rocket Youth Brands HoldCo LLC	Delayed Draw	1.00%	3M SOFR	1.00%	6/20/2031	932,812	(4,646)	(4,646)	6,7,8
Rocket Youth Brands HoldCo LLC	Term Loan	9.32%	3M SOFR	5.00%	6/20/2031	932,812	928,148	928,148	6
Rocket Youth Brands HoldCo LLC	Revolver	0.50%	3M SOFR	0.50%	6/20/2031	139,922	(697)	(697)	6,7,8
Truck-Lite Co., LLC	Term Loan	10.06%	3M SOFR	5.75%	2/13/2032	80,686	79,881	79,881	6
Truck-Lite Co., LLC	Delayed Draw	1.00%	3M SOFR	1.00%	2/13/2032	776,784	(11,579)	(11,579)	6,7,8
Truck-Lite Co., LLC	Delayed Draw	1.00%	3M SOFR	1.00%	2/13/2032	385,182	(5,742)	(5,742)	6,7,8
Vehlo Purchaser, LLC	Delayed Draw	1.00%	3M SOFR	1.00%	5/24/2028	5,255,004	(25,874)	(25,874)	6,7,8
W.A. Kendall and Company, LLC	Delayed Draw	1.00%	3M SOFR	1.00%	6/26/2031	61,242	(611)	(611)	6,7,8
W.A. Kendall and Company, LLC	Revolver	10.32%	3M SOFR	5.99%	4/22/2030	206,535	62,105	62,105	6,7
W.A. Kendall and Company, LLC	Delayed Draw	1.00%	3M SOFR	1.00%	4/22/2030	1,504,180	(14,985)	(14,985)	6,7,8
W.A. Kendall and Company, LLC	Term Loan	10.18%	3M SOFR	5.86%	4/22/2030	1,003,255	993,238	993,238	6
Zep Holdco Inc.	Term Loan	9.30%	3M SOFR	5.00%	6/30/2031	7,853,539	7,775,016	7,775,016	6
Zep Holdco Inc.	Revolver	9.30%	3M SOFR	5.00%	6/30/2031	1,173,517	132,702	132,702	6,7

Total Direct Lending - Senior Secured Loans -North America							$29,122,663	$29,122,663

Total Direct Lending							$29,122,663	$29,122,663

Total Investments - 97.1% of NAV
Cash and Cash Equivalents - 3.0% of NAV
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Instutional Class. 4.12% ($901,206 principal)								$911,206	9
Other cash accounts								12

Total Cash and Cash Equivalents								$911,218

Other Assets in excess of liabilities - 0.1% of NAV								$21,839

Net Assets - 100.0%								$30,055,720

The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Schedule of Investments
June 30, 2025 (Unaudited) (Continued)

1	Geographic region generally reflects the location of the investment manager for Investment Funds and headquarters for debt investments.
2	Fair value was determined using significant unobservable inputs.
3
Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.

4	Senior secured debt investment.
5
Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”), which generally resets periodically. For each such investment, the Fund has provided the spread over SOFR and the current contractual interest rate in effect at June 30, 2025. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of June 30, 2025. As of June 30, 2025, effective rates for 1 Month SOFR, 3 Month SOFR, and 6 Month SOFR are 4.319%, 4.342%, and 4.371%, respectively. For portfolio companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of June 30, 2025. Certain investments are subject to a SOFR floor and have been provided.

6	Income producing debt investment that pays all interest in cash.
7
Investment has undrawn commitments. For private credit investments, unamortized fees are classified as unearned income which reduces cost basis and may result in a negative cost basis. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an undrawn commitment fee.

8	Unfunded position. Interest reflects the unfunded commitment fee rate.
9	The rate reported is the 7-day effective yield at the period end.

The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Non-controlled/non-affiliated investments, at fair value (cost $29,122,663)	$29,122,663
Cash and cash equivalents	911,218
Receivables for investments sold	49,590
Receivable from Advisor	41,166
Interest receivable	31,143
Deferred offering costs	181,269

Total assets	30,337,049

Liabilities
Payables for investments purchased	33,872
Management fee payable	9,381
Directors’ fees payable	8,143
Accrued expenses	229,933

Total liabilities	281,329

Commitments and contingencies (Note 7)
Net Assets	$30,055,720

Components of Net Assets:
Paid-in capital	$30,047,000
Total distributabe earnings (accumulated loss)	8,720

Net Assets	$30,055,720

Shares
Net Assets	$30,055,720
Outstanding shares (unlimited number of shares authorized)	3,001,612

Net Asset Value Per Share	$10.01

The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Statement of Operations
For the Period Ended June 30, 2025* (Unaudited)

Investment Income
Non-controlled/non-affiliated investments interest income	$33,740

Total investment income	33,740

Expenses
Professional fees	22,619
Amortization of offering costs	18,731
Management fee	9,381
Directors’ fees	8,143
Administration fee	2,658
Custody fees	2,171
Other expenses	2,485

Total expenses	66,188

Less expense support payments by the Advisor (Note 5)	41,166

Net expenses	$25,022

Net Investment Income (Loss)	$8,718

Net Realized and Unrealized gain (loss)
Net realized gain on non-controlled/non-affliated investments	2

Net Realized and Unrealized gain (loss)	2

Net Increase (Decrease) in Net Assets from Operations	$8,720

* The Fund commenced operations on June 12, 2025. See Note 1 in the accompanying notes to financial statements.

The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Statement of Changes in Net Assets
For the Period Ended June 30, 2025* (Unaudited)

Change in Net Assets Resulting from Operations:
Net investment income (loss)	$8,718
Net realized gain on non-controlled/non-affiliated investments	2

Net Increase (Decrease) in Net Assets Resulting from Operations	8,720

Change in Net Assets Resulting from Capital Share Transactions:
Proceeds from shares issued	30,047,000

Change in Net Assets Resulting from Capital Share Transactions	30,047,000

Total Increase (Decrease) in Net Assets	30,055,720

Net Assets
Beginning of period	-

End of period	$30,055,720

*The Fund commenced operations on June 12, 2025. See Note 1 in the accompanying notes to financial statements.

The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Statement of Cash Flows
For the Period Ended June 30, 2025* (Unaudited)

Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$8,720
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by/(used in) operating activities:
Purchases of investments	(29,122,040)
Proceeds from sales, exits and repayments of investments	202
Accretion of original issue discount and amortized premiums on investments	(823)
Net realized gain on non-controlled/non-affliated investments	(2)
(Increase) Decrease in Assets
Receivables for investments sold	(49,590)
Receivable from Advisor	(41,166)
Interest receivable	(31,143)
Deferred offering costs	(181,269)
Increase (Decrease) in Liabilities
Payables for investments purchased	33,872
Management fee payable	9,381
Directors’ fees payable	8,143
Accrued expenses	229,933

Net Cash Provided by (Used in) Operating Activities	(29,135,782)

Cash Flows from Financing Activities
Proceeds from issuance of shares	30,047,000

Net cash provided by/(used in) Financing Activities	30,047,000

Net increase (decrease) in cash and cash equivalents	911,218

Cash and cash equivalents
Beginning of the period	-

End of the period	$911,218

*The	Fund commenced operations on June 12, 2025. See Note 1 in the accompanying notes to financial statements.
The accompanying notes are an integral part of these statements

StepStone Private Credit Co-Investment Fund

Financial Highlights

Per share operating performance for a capital share outstanding throughout each period

Per share data:
Net asset value, beginning of period	$10.00
Net investment income (loss) (1)	0.01
Realized and unrealized gain (loss) on investment transactions (2)	-

Total from operations	0.01
Distributions from net investment income	-
Distributions from net realized capital gains/losses	-

Total increase (decrease) in net assets	0.01

Net asset value, end of period	$10.01

Total return (3)	0.13%
Ratios to average net assets (4), (5)
Gross expenses	0.22%
Adviser support payments	0.14%

Net expenses	0.08%

Portfolio turnover rate (6)	0.00%

(1)	Per share amounts are calculated based on the weighted average shares outstanding during the period.
(2)	Includes balancing amounts necessary to reconcile the change in NAV per share for the period.
(3)
Total return is calculated as the change in NAV per share during the period, plus distributions per share, if any, divided by the beginning NAV per share, assuming a distribution reinvestment price in accordance with the Company’s DRIP. Total return has not been annualized for periods less than one year.

(4)	Average net assets are computed using the average balance of net assets at the end of each month of the reporting period.
(5)	Ratios do not reflect the proportionate share of income and expenses of the underlying private credit funds in which the Company invests. Ratios have not been annualized.
(6)
Portfolio turnover rate is calculated using the lesser of total sales, exits and repayments of investments or total purchases over the monthly average of the investments at fair value for the period reported and has not been annualized. Such monthly average is calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular period and as of the end of each of the succeeding months.

The accompanying notes are an integral part of these financial statements

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

1. Organization
StepStone Private Credit
Co-Investment
Fund (“Fund”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on February 19, 2025 (“Inception”) and is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a diversified, closed-end
management investment company. The Fund commenced operations on June 12, 2025 (“Commencement of Operations”).
The Fund offers an unlimited number of shares (“Shares”). The Shares are offered on a continuous basis at the then-current net asset value (“NAV”) per share. The Shares have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), and will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under, the 1933 Act.
The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Debt LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a wholly owned business of StepStone Group Private Debt AG (“SPD AG”), serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day
activities including structuring, governance, distribution, reporting and oversight. StepStone Group Europe Alternative Investments Limited (“SGEAIL”), an affiliate of StepStone Group LP (“StepStone”), serves as the Fund’s investment sub-adviser
(“Sub-Adviser”)
and is responsible for the
day-to-day
management of the Fund’s assets and activities and will provide ongoing research regarding the Fund’s investment portfolio. The
Sub-Adviser
is a wholly owned subsidiary of SPD AG.
The Fund’s investment objectives are to seek to generate current income and, to a lesser extent, long-term capital appreciation by investing at least 80% of its total assets in private credit investments (“Private Credit Investments”). The Fund defines Private Credit Investments to consist of direct lending and specialty credit strategies. The Fund intends to primarily use a multi-lender approach to achieve its investment objectives utilizing a variety of non-bank
or corporate lenders to source investment opportunities for the Fund. The Fund’s assets may be deployed in investment strategies deemed appropriate under prevailing economic and market conditions to seek to achieve the Fund’s investment objectives.
The organizational meeting of the Board of the Fund was held on March 25, 2025. On April 23, 2025, the
Advisor
contributed $10,000 of capital to the Fund in exchange for 1,000 shares of the Fund’s Shares. There were no operations prior to June 12, 2025.
2. Summary of Significant Accounting Policies
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.
Net Asset Value Determination
The Fund will calculate NAV for its Shares at least monthly as of the last calendar day of each calendar month, or as may be determined from time to time in accordance with policies approved by the Board (each, a “Determination Date”). In determining NAV, the Fund’s investments are valued as of the relevant Determination Date. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all its liabilities, including accrued fees and expenses allocated to Shares based on the relative net assets of each class to the total net assets of the Fund, each determined as of the relevant Determination Date.
Valuation of Investments
The Fund’s investments are valued as of each Determination Date at fair value consistent with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). Pursuant to Rule
2a-5
under the 1940 Act, the Board has designated the Adviser as the valuation designee for the Fund to perform fair value determinations relating to the value of the Fund’s investments. The Board has approved the Adviser’s valuation policy (“Valuation Policy”). The Adviser utilizes the resources and personnel of the
Sub-Adviser
and the Fund’s
sub-administrator
in carrying out its responsibilities. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the 1940 Act and ASC Topic 820. The Adviser’s Valuation Policy governs the Adviser’s selection and application of methodologies for determining and calculating the fair value of the Fund’s investments. Fair value calculations will involve significant professional judgement by the Adviser in the application of both observable and unobservable inputs.
For securities or Private Credit Investments that are quoted, traded or exchanged in an accessible, active market, the value of the asset is determined by multiplying the number of securities held by the quoted market price as of the measurement (or reporting) date. The Adviser does not apply any liquidity or restriction discount regardless of ownership structure or the ability to control the sale of the asset.
If a quoted market price is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain broker quotes directly from a broker-dealer or passed through from a third-party pricing vendor. In the event that fair value is based upon a single sourced broker quote, these Private Credit Investments are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

If the quotations obtained from brokers or pricing vendors are determined not to be reliable or are not readily available, the Fund may value such Private Credit Investments using a variety of valuation techniques. For Private Credit Investments, the Adviser generally uses a market interest rate yield analysis to determine fair value. To determine fair value using a yield analysis, the expected cash flows are projected based on the contractual terms of the debt security and discounted back to the measurement date based on a market yield. A market yield is determined based upon an assessment of current and expected market yields for similar Private Credit Investments and risk profiles. The Fund considers the current contractual interest rate, the expected life and other terms of the Private Credit Investment relative to risk of the company and the specific Private Credit Investment. For specialty credit investments, the Fund also considers payment ratios, conditional prepayment rates, charge-off
rates, delinquency ratios and other measures of the specific specialty credit investment’s performance.
In determining the estimated fair value of performing Private Credit Investment for which there is no actively traded market, the estimate of fair value will consider such factors as the current market environment relative to that of the Private Credit Investment held, the tenor of maturity date of the Private Credit Investment the operating performance of the issuer, the concern for maintaining any covenant levels embedded in the instrument, the ability of the issuer to call the security (and the associated redemption price), market interest rate spreads and the general overall credit quality of the security over the life of the Private Credit Investment.
Each direct Private Credit Investment is assigned an internal credit rating. The ratings are based on available fundamental information and used in conjunction with market inputs to create an estimate of fair value. For Private Credit Investments with higher ratings, no additional steps are taken. Private Credit Investments with lower internal credit ratings are considered for additional or alternative procedures to determine a fair value, which will include, but are not limited to, a review of additional market inputs and performance and other relevant information on comparable assets.
Defaulted Private Credit Investments are valued using several methods including the following: discounting the expected cash flows of the Private Credit Investment; valuing the net assets of the company; reviewing comparable precedent transactions involving similar companies; and using a performance multiple or market-based approach.
For defaulted Private Credit Investments, discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Generally, an increase in market yields or discount rates or a decrease in EBITDA multiples may result in a decrease in the fair value of certain Private Credit Investments of the Fund. These Private Credit Investments are categorized as Level 3 of the fair value hierarchy.
Due to the inherent uncertainty of valuations, however, estimated fair values may differ from the values that would have been used had a readily available market for the investments existed and the differences could be material.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Revenue Recognition
Investment transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from investments sold are recorded on the identified cost basis. Dividend income, if any, is recorded on the ex-dividend
date.
Interest income is recognized on an accrual basis. Interest income on debt instruments is accrued and recognized for those issuers who are currently paying in full or expected to pay in full. For those issuers who are in default or are expected to default, interest is not accrued and is only recognized when received or applied to principal depending upon the Adviser’s judgment. Loan origination fees, original issue discounts (“OID”) and market discounts or premiums are capitalized as part of the underlying cost of the Private Credit Investments and accreted or amortized over the life of the Private Credit Investments as interest income using the effective interest method.
Direct Loans and Specialty Credit Loans are generally placed on non-accrual
status when a payment default occurs or if management otherwise believes that the issuer of the loan will not be able to make contractual interest payments or principal payments. The Fund will cease recognizing interest income on that loan until all principal and interest is current through payment or until a restructuring occurs, such that the interest income is deemed to be collectible. However, the Fund remains contractually entitled to this interest. If the loan has sufficient collateral value and is in the process of collection, the Fund may place the loan back on accrual status. Accrued interest is written-off
by reversing interest income in the period when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. As of June 30, 2025, no loans have defaulted or were on non-accrual
status.
The Fund may earn various fees during the life of the loans. Such fees include, but are not limited to, administration and amendment fees, some of which are paid to the Fund on an ongoing basis. These fees, if any, are recognized as earned as a component of fee income on the Statement of Operations. For the period from June 12, 2025 to June 30, 2025, the Fund recorded no amendment fee income.
Upon prepayment of a loan or debt security, any prepayment premiums, unamortized upfront loan origination fees, unamortized syndication fees, unamortized commitment fees and unamortized discounts are recorded as interest income. The Fund had no prepayments that resulted in foregoing fees for the period from June 12, 2025 to June 30, 2025.
The Fund may hold Private Credit Investments that contain
payment-in-kind
(“PIK”) provisions. PIK income, computed at the contractual rate specified in the Private Credit Investment agreement, is added to the principal balance of the Private Credit Investment and collected upon repayment of the outstanding principal, and recorded as interest income on the Statement of Operations. The Fund prospectively ceases recognition of PIK income and adjusts the associated principal balance if such amounts and balances are deemed to be doubtful of collection. For Private Credit Investments with PIK income, the Fund calculates income accruals based on the principal balance including any PIK.
When a PIK Private Credit Investment is placed on
non-accrual
status, the accrued, uncapitalized interest is reversed through interest income. To maintain the Fund’s status as a Regulated Investment Company (“RIC”),

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

this
non-cash
source of income must be paid out to shareholders in the form of dividends, even though the Fund has not yet collected cash.
Fund Expenses
The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses related to the Private Credit Investments and other investments in which the Fund invests (“Acquired Fund Fees”), management fees, incentive fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense support and conditional reimbursement agreement (“Expense Support and Conditional Reimbursement Agreement” as further discussed in Note 5). Expenses are recorded on an accrual basis and expenses are allocated pro-rata
to Shares based upon prior day net assets at each Determination Date.
Federal Income Taxes
For U.S. federal income tax purposes, the Fund intends to elect to be treated, and intends to qualify annually thereafter, as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.
Additionally, the Fund is subject to a 4% federal excise tax on any undistributed income, including net capital gains, if it does not distribute at least 98% of its taxable income and 98.2% of its capital gains each year. The Fund endeavors to meet these distribution requirements to avoid such excise tax, and any excise tax liability, if incurred, will be reflected in the financial statements.
The Fund’s tax year is the
12-month
period ending December 31. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. No tax year is subject to examination as of June 30, 2025.
Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities and Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Offering Costs
During the period from Inception through the Commencement of Operations, the Fund incurred offering costs of $200,000. Offering costs are treated as deferred charges and, upon Commencement of Operations, amortized through the end of 2025. During the period June 12, 2025 to June 30, 2025, the Fund amortized offering costs of $18,731 which are included in the Statement of Operations. Offering costs consist primarily of legal fees, filing fees and printing costs in connection with the preparation of the registration statement and related filings. The Fund will continue to incur offering costs due to its continuously offered status, and ongoing offering costs will be expensed as incurred.
Cash and Cash Equivalents
Cash includes monies on deposit with UMB Bank N.A. (”UMB Bank”), the Fund’s custodian, and cash equivalents includes short-term, interest-bearing, highly liquid money market investments. Deposits, at times, may exceed the insurance limit guaranteed by the Federal Deposit Insurance Corporation. The Fund has not experienced any losses on deposits and does not believe it is exposed to significant credit risk on such deposits.
Shareholder Distributions
Distributions to shareholders are recorded on the record date. The amount to be paid out as a dividend is determined by the Board each quarter and is generally based upon estimated earnings and considers the level of undistributed taxable income carried forward from the prior year, if any, for distribution in the current year.
The Fund has adopted an “opt out” distribution reinvestment plan (“DRIP”). As a result, unless shareholders elect to “opt out” of the DRIP, shareholders will have their dividends or distributions automatically reinvested in additional Shares, rather than receiving cash. Shareholders who receive distributions in the form of Shares will generally be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions; however, those shareholders will not receive cash with which to pay any applicable taxes.
3. Investments
Direct Lending
The Fund’s direct lending investment strategy primarily consists of secured debt (including first lien senior secured and second lien senior secured), but may also include unsecured debt (including senior unsecured and subordinated debt) and mezzanine loans, as well as broadly syndicated loans and club deals (generally investments made by a small group of investment firms). First lien senior secured debt has first claim to any underlying collateral of a loan, second lien senior secured debt is secured but subordinated in payment and/or lower in lien priority to first lien holders. The Fund may also invest in privately offered structured products, such as CLOs, which are backed by any of the aforementioned investments.
Specialty Credit
The Fund’s specialty credit investment strategy primarily consists of privately originated lending (including corporate, real estate, infrastructure-related debt, trade and supply chain finance, marketplace lending (consumers, lending to lenders, etc.), insurance-linked strategies and instruments, royalties, aviation financing,

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

3. Investments (continued)

shipping, residential whole loan real estate, regulatory capital financing and net asset value lending); and privately originated non-performing
loans (including, for example, US residential mortgage loans and business loans in the EU). The Fund may also invest in privately offered structured products, such as CLOs, which are backed by any of the aforementioned investments.
4. Fair Value Measurements
U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:
Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.
Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.
Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.
Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be indicative of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. The following is a summary of the Fund’s investments classified by fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Direct Lending	$-	$-	$29,122,663	$29,122,663

Total Investments	$-	$-	$29,122,663	$29,122,663

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

4. Fair Value Measurements (continued)

The following table presents a summary of changes in fair value of Level 3 assets by investment type from June 12, 2025 to June 30, 2025:

	Direct Lending	Total
Balance as of June 12, 2025	$-	$-
Transferred into Level 3	-	-
Purchase of investments	29,122,040	29,122,040
Proceeds from repayments of Investments	(202)	(202)
Net accretion of original issue discount on investments	823	823
Non-controlled/non-affiliated payment in-kind income	-	-
Net income from paydowns	-	-
Net realized gain on non-controlled/non-affiliated investments	2	2
Net change in unrealized (appreciation) depreciation on non-controlled/non-affiliated investments	-	-
Transfers out of Level 3	-	-

Balance as of June 30, 2025	$29,122,663	$29,122,663

Net Change in Unrealized Appreciation (Depreciation) on Investments Held at the End of the Reporting Period	$-	$-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025.

Strategy	Fair Value as of June 30, 2025	Valuation Technique(s)	Unobservable Input	Single Input or Range of Inputs	Weighted Average of Input 1	Impact to Valution from an Increase in Input 2
Direct Lending	$29,122,663	Recent Transactions	Transation Price	$98.51 - $99.51	$99.07	Increase

1	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

2	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.
5. Related Party Transactions
Advisory Agreement
In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 0.60% on an annualized basis of the Fund’s month-end
net assets. The Management Fee is accrued monthly and payable monthly in arrears. The Adviser will pay 20% of the Management Fee proceeds to the
Sub-Adviser
on a monthly basis. For the period June 12, 2025 through June 30, 2025, the Adviser earned $9,381 in Management Fees of which all was payable as of June 30, 2025.
Administration Agreement
The Adviser serves as the Fund’s administrator (“Administrator”) pursuant to an administration agreement (“Administration Agreement”) under which the Administrator provides, among other things, certain administration, accounting and investor services for the Fund. Pursuant to the Administration Agreement, the

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

5. Related Party Transactions (continued)

Fund pays the Administrator an administration fee (“Administration Fee”) in an amount up to 0.175% on an annualized basis of the Fund’s net assets. The Administration Fee is calculated based on the Fund’s month-end
asset value and payable monthly in arrears. For the period June 12, 2025 through June 30, 2025, the Administrator earned $2,658 in Administration Fees of which all was payable as of June 30, 2025.
Expense Support and Conditional Reimbursement Agreement
The Fund has entered into an Expense Support and Conditional Reimbursement Agreement with its Adviser effective June 12, 2025. Under this agreement, the Adviser may voluntarily pay certain Fund expenses (excluding interest, shareholder servicing, and distribution fees) on behalf of the Fund. These payments, once elected in writing, become assets of the Fund and must be reimbursed to the Adviser if specific conditions are met.
Reimbursement is permitted only when the Fund’s Available Operating Funds exceed accrued shareholder distributions for a given month, and only to the extent that the Fund’s Operating Expense Ratio does not exceed the ratio at the time the original expense was paid. Reimbursement is limited to expenses incurred within the prior three years and may be waived by the Adviser. The agreement may be terminated at any time and includes provisions for automatic termination under certain corporate events. The Operating Expense Ratio is calculated by dividing operating expenses, excluding organizational and offering expenses, base management fees owed to the Adviser, and interest expense, by the Fund’s net assets.
For the period June 12, 2025 through June 30, 2025, expenses subject to recoupment under the Expense Limitation and Conditional Reimbursement Agreement was $41,166.
Other Related Party Transactions
For the period June 12, 2025 through June 30, 2025, StepStone Private Credit Co-Investment Feeder Fund LP, an exempted limited partnership in the Cayman Islands (the “Feeder Fund”), who shares the same investment advisor as the Fund, purchased 3,000,612 Shares from the Fund in exchange for aggregate proceeds totaling $30,037,000. As of June 30, 2025, the Feeder Fund owns $30,045,717 or 99.97% of the Fund.
6. Sub-Administrator
and Other Agreements
SEI Investments Global Funds Services serves as the Fund’s
sub-administrator
(“Sub-Administrator”)
and performs certain
sub-administration
and
sub-accounting
services for the Fund. From the proceeds of the Administration Fee a sub-administration
fee
(“Sub-Administration
Fee”) in an amount up to 0.065% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The
Sub-Administration
Fee is calculated based on the Fund’s
month-end
net asset value and payable monthly in arrears.
UMB Bank serves as the Fund’s custodian (“Custodian”) pursuant to a custody agreement. As the Custodian, UMB Bank holds the Fund’s US assets. Foreign assets, if any, including foreign currency holdings, are held by a designated sub-custodian
appointed by UMB Bank in accordance with the terms of the custody agreement. For the period June 12, 2025 through June 30, 2025, the Custodian earned $2,171 in custody fees, recorded in Custody fees on the Statement of Operations, of which all was payable as of June 30, 2025 and recorded in accrued expenses on the Statement of Assets and Liabilities.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

6. Sub-Administrator
and Other Agreements (continued)

UMB Fund Services, Inc. serves as the Fund’s transfer agent (“Transfer Agent”) pursuant to a transfer agency agreement. The Transfer Agent, among other things, receives and processes purchase orders, effects issuance of Shares, prepares and transmits payments for distributions, receives and processes repurchase offers and maintains records of account. For the period June 12, 2025 through June 30, 2025, the Transfer Agent earned $2,171 in transfer agent fees of which all was payable as of June 30, 2025.
7. Commitments and Contingencies
ASC
460-10,
Guarantees -Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.
The Fund may, from time to time, be party to various legal matters arising in the ordinary course of business, including claims and litigation proceedings. Although the ultimate outcome of the foregoing matters, if any, cannot be ascertained at this time, the Adviser believes, after consultation with counsel, that the resolution of such matters would not have a material adverse effect on the Fund’s financial statements.
As of June 30, 2025, the Fund had the following unfunded commitments to investments:

Investments	Unfunded commitment
Badge 21 Midco Holdings LLC Amendment No. 1 Delayed Draw Term Loan	$878,560
Badge 21 Midco Holdings LLC Revolving Loan	555,802
DCCM, LLC Delayed Draw Term Loan	2,291,694
DCCM, LLC Revolving Credit Loan	916,677
Ideal Components Acquisition, LLC Delayed Draw Term Loan	772,211
Ideal Components Acquisition, LLC Revolving Credit Loan	643,510
LeadVenture, Inc. Delayed Draw Term Loan	695,924
LeadVenture, Inc. Revolving Loan	519,346
Rocket Youth Brands HoldCo LLC Delayed Draw Term Loan	932,812
Rocket Youth Brands HoldCo LLC Revolving Credit Loan	139,922
Truck-Lite Co., LLC Delayed Draw Term Loan B	776,784
Truck-Lite Co., LLC Delayed Draw Term Loan C	385,182
Vehlo Purchaser, LLC Tranche C Delayed Draw Term Loan	5,255,004
W.A. Kendall and Company, LLC Delayed Draw Term Loan 6th Amendment	61,242
W.A. Kendall and Company, LLC_Revolver	142,372
W.A. Kendall and Company, LLC Seventh Amendment Delayed Draw Term Loan	1,504,180
Zep Holdco Inc. Revolving Credit Loan (aka TL Atlas Merger)	1,029,084

Total unfunded commitments	$17,500,306

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

8. Capital Share Transactions
The Fund offers Shares on a continuous basis. The Fund will hold multiple closings at which it will accept Capital Commitments to purchase Shares from investors, pursuant to which arrangements investors will be required to fund drawdowns to purchase Shares up to the amount of their respective Capital Commitments each time the Fund delivers a drawdown notice.
The Fund intends to issue Shares in their continuous private offering in connection with drawdown notices on Capital Commitments issued by the Fund from time to time as determined in the Fund’s or the Adviser’s discretion. Pursuant to such drawdown notices, one or more investors will be required to purchase Shares, in amounts to be determined in the Fund’s or the Adviser’s discretion, in each case based upon reasons including, but not limited to, regulatory, tax or other reasons as may be determined to be appropriate by the Fund or the Adviser in their discretion, at a price per share based on the then-current NAV per Share. The Fund may drawdown on unfunded Capital Commitments at any time prior to its liquidation and dissolution.
The following table summarizes the Capital Share transactions for the period June 12, 2025 through June 30, 2025:

	For the Period Ended June 30, 2025*
	Shares	Dollar Amounts
Proceeds from shares issued	3,001,612	$30,047,000

	3,001,612	$30,047,000

No sooner than June 2027, and subject to market conditions and the discretion of the Board, the Fund may conduct quarterly offers to repurchase up to a maximum of 5.00% of the outstanding Shares at NAV. The Board may amend or suspend the share repurchase program at any time if in its reasonable judgment it deems such action to be in the Fund’s best interest and the best interest of Shareholders. No Shareholder will have the right to require the Fund to repurchase such Shareholder’s Shares or any portion thereof. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder.
9. Dividend Reinvestment Plan
Pursuant to the dividend reinvestment plan (“DRIP”) established by the Fund, each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and dividend distributions will automatically be reinvested in additional Shares unless such Shareholder specifically elects to receive all income and/or capital gain dividends in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 30 days prior to a distribution, the request will be effective only with respect to distributions after the
30-day
period.

StepStone Private Credit Co-Investment Fund

Notes to Financial Statements
June 30, 2025 (Unaudited)

10. Investment Transactions
For the period June 12, 2025 through June 30, 2025, investments in Direct Loans totaled $29.1 million.
11. Tax Information
The Fund has temporary differences primarily due to timing of the amortization of organizational and offering costs.
As of June 30, 2025, the Fund had no permanent book to tax differences.
In accounting for income taxes, the Fund follows the guidance in ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded there were no uncertain tax positions as of June 30, 2025 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Statement of Operations. For the period June 12, 2025 through June 30, 2025, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of June 30, 2025.
12. Risk Factors
An investment in the Fund involves material risks, including market risk, performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.
13. Activities Prior to Commencement of Operations
During the period from Inception through the Commencement of Operations, the Fund engaged in various activities in preparation for the offering of Shares and incurred further costs in relation to the offering, including various legal expenses and printing costs as disclosed in Note 2.
14. Subsequent Events
The Fund’s management has evaluated events subsequent to June 30, 2025 through the date the financial statements were issued. The Fund has concluded that there are no events requiring adjustment or disclosure in the consolidated financial statements other than as set forth below.
The Fund received approximately $78,480,000 of subscriptions from July 1 through August 27, 2025 through capital calls during this period
.

StepStone Private Credit Co-Investment Fund

Other Information
June 30, 2025 (Unaudited)

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (713)
515-4692
or on the U.S. Securities and Exchange Commission’s (“SEC”) website at sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent
12-month
period ended June 30, is also available, without charge and upon request by calling the Fund
(713) 515-4692
or by accessing the Fund’s Form
N-PX
on the SEC’s website at sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT.
The Fund’s Form
N-PORT
is available on the SEC website at sec.gov or without charge and upon request by calling the Fund at (713)
515-4692.

StepStone Private Credit Co-Investment Fund

Approval of Investment Advisory and
Sub-Advisory
Agreements
June 30, 2025 (Unaudited)

At a meeting of the Board of Trustees (the “Board”) of StepStone Private Credit
Co-Investment
Fund (the “Fund”) held on March 25, 2025 (the “Meeting”), the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Fund (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve for an initial two-year
period each of the following: (i) an investment advisory agreement by and between StepStone Group Private Debt LLC (the “Adviser”) and the Fund (the “Advisory Agreement”); (ii) a separate sub-advisory
agreement by and among StepStone Group Europe Alternative Investments Limited (the
“Sub-Adviser”
and collectively with the Adviser, the “Advisers”), the Adviser and the Fund (the
“Sub-Advisory
Agreement” and together with the Advisory Agreement, the “Agreements”).
In connection with their consideration of whether to approve the Agreements, the Board received and reviewed information provided by the Advisers relating to the Fund, the Agreements and the Advisers, including comparative fee and expense information and other information regarding the respective nature, extent and quality of services to be provided by each Adviser under the Agreements. The materials provided to the Board generally included, among other items: (i) information on the Fund’s management fees and other expenses, including information comparing the management fees to be paid by the Fund to those of a peer group of funds; (ii) information about each Adviser’s estimated profitability with respect to the Agreements; (iii) a memorandum prepared by each Adviser in response to a request submitted by legal counsel to the Fund (each, a “Response Memorandum”), including a description of each Adviser’s business, a copy of each Adviser’s Form ADV, and certain other information about each Adviser to be considered in connection with the review by the members of the Board; and (iv) a memorandum from legal counsel to the Fund on the responsibilities of the Board in considering for approval investment advisory and investment sub-advisory
arrangements under the 1940 Act. The Board, including the Fund’s Independent Trustees, also considered other matters such as: (i) the Fund’s investment objective and strategies; (ii) the Advisers’ investment personnel and operations, including the personnel and other resources devoted to the Fund; (iii) the Advisers’ financial results and financial condition; (iv) the resources to be devoted to the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (v) the Advisers’ policies with respect to allocation of investments and seeking best execution; and (vi) possible conflicts of interest. Throughout the process, the Board had the opportunity to ask questions of and request additional materials from the Advisers.
In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. The Board, including the Independent Trustees, did not identify any single factor as determinative. Individual members of the Board may have evaluated the information presented differently from one another, giving different weights to various factors in considering whether to approve the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Fund. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.
Advisory Agreement
Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the factors listed below.

StepStone Private Credit Co-Investment Fund

Approval of Investment Advisory and
Sub-Advisory
Agreements
June 30, 2025 (Unaudited) (Continued)

The nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement.
The Board considered the responsibilities the Adviser would have under the Advisory Agreement, and the services that would be provided by the Adviser to the Fund, including, without limitation, the management, oversight, operational, and governance services that the Adviser and its employees would provide to the Fund, the services already provided by the Adviser related to organizing the Fund, the Adviser’s coordination of services for the Fund by its service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the background and experience of the Adviser’s senior management personnel. The Board noted that certain of the Fund’s officers are employees of the Adviser or its affiliates and serve the Fund without additional compensation from the Fund. The Board further considered information regarding the Adviser’s program designed to ensure compliance with federal securities and other applicable laws and the Adviser’s risk management processes. After reviewing the foregoing information and further information in the Adviser’s Response Memorandum (which included, among other information, descriptions of the Adviser’s business and the Adviser’s Form ADV) and discussing the Adviser’s proposed services to the Fund, the Board concluded that the quality, extent, and nature of the services proposed to be provided by the Adviser would be satisfactory and appropriate for the Fund.
Investment management capabilities and experiences of the Adviser.
The Board considered the quality of the services to be provided and the quality of the Adviser’s resources that are available to the Fund. The Board evaluated the Adviser’s advisory, operational, governance, distribution, legal, compliance, and risk management services, among other services, and information the Board received regarding the experience and professional qualifications of the Adviser’s key personnel and the size and functions of its staff. The Board noted that the Adviser is a wholly owned subsidiary of StepStone Private Debt AG, an affiliate of StepStone Group LP, and leverages the infrastructure of StepStone Group LP to support its operations, which includes working closely with key personnel of the StepStone Group LP. After consideration of these factors, the Board determined that the Adviser would be an appropriate investment advisor for the Fund.
Performance.
The Board considered that the Fund had no operational history and that its performance was not a factor at this time in deciding whether to approve the Advisory Agreement.
Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund.
The Board examined and evaluated the fee arrangement between the Adviser and the Fund under the proposed Advisory Agreement, including as compared with the fees and expenses of the Fund’s peers (the “Peer Group”). The Board considered information about the Adviser’s estimated profitability with respect to the Fund, as well as the expected costs of services provided by the Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Adviser and its affiliates. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and enhancement of its reputation in the industry. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund are appropriate and representative of arm’s-length
negotiations.
Economies of Scale.
The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, which does not include breakpoints. The Board considered that the Fund’s growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Advisory Agreement at the present time.

StepStone Private Credit Co-Investment Fund

Approval of Investment Advisory and
Sub-Advisory
Agreements
June 30, 2025 (Unaudited) (Continued)

Comparison of fees to be paid to those under other investment advisory contracts.
In evaluating the management fees and other expenses the Board considered the Fund’s management fees in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund’s management fees were generally in line with the Peer Group. The Board considered the level of the Fund’s management fees in light of the level of service expected to be received from the Adviser and the strategies to be employed in managing the Fund.
Benefits derived or to be derived by the Adviser from its relationship with the Fund.
The Board considered
“fall-out”
or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee), including non-quantifiable
reputational benefits. The Board noted in this regard that the Adviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Adviser’s ability to market its services and win such mandates.
Sub-Advisory
Agreement
Matters considered by the Board, including the Independent Trustees, in connection with its approval of the
Sub-Advisory
Agreement included the factors listed below.
The nature, extent, and quality of the services to be provided to the Fund under the
Sub-Advisory
Agreement.
The Board considered the responsibilities the
Sub-Adviser
would have under the
Sub-Advisory
Agreement and the services that would be provided by the
Sub-Adviser
including, without limitation, the investment advisory services and the
Sub-Adviser’s
compliance procedures and practices. The Board also considered the background, and experience of the
Sub-Adviser’s
senior management personnel and the qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day
portfolio management services for the Fund. After reviewing the foregoing information and further information in the materials, including the
Sub-Adviser’s
Response Memorandum (which included, among other information, descriptions of the
Sub-Adviser’s
business and the
Sub-Adviser’s
Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the
Sub-Adviser
would be satisfactory and appropriate for the Fund.
The investment management capabilities and experience of the
Sub-Adviser.
The Board evaluated the investment management experience of the
Sub-Adviser,
noting that the
Sub-Adviser
currently manages accounts that use an investment strategy similar to that proposed for the Fund. The Board also considered that the Fund will benefit from the scale and resources of the
Sub-Adviser
and its affiliates. The Board discussed with the
Sub-Adviser
the investment objective and strategies of the Fund and the
Sub-Adviser’s
plans for implementing the Fund’s strategies. After considering these factors, the Board determined that the
Sub-Adviser
would be an appropriate
Sub-Adviser
to the Fund.
Performance.
The Board considered that the Fund had no operational history and that its performance was not a factor at this time in deciding whether to approve the
Sub-Advisory
Agreement.
The costs of the services to be provided and profits to be realized by the
Sub-Adviser
from its relationship with the Fund.
The Board reviewed the proposed fee to be paid under the
Sub-Advisory
Agreement, which would not be paid by the Fund. The Board considered information about the
Sub-Adviser’s
estimated profitability with

StepStone Private Credit Co-Investment Fund

Approval of Investment Advisory and
Sub-Advisory
Agreements
June 30, 2025 (Unaudited) (Continued)

respect to the Fund, as well as the costs of services provided by the
Sub-Adviser
to the Fund. The Board received and reviewed information relating to the financial condition of the
Sub-Adviser
and its affiliates. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the
Sub-Adviser
by the Adviser under the
Sub-Advisory
Agreement are appropriate and representative of
arm’s-length
negotiations.
Economies of Scale.
The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, noting that the Adviser is responsible for the payment of sub-advisory
fees to the
Sub-Adviser.
The Board considered that the Fund’s growth prospects were uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the
Sub-Advisory
Agreement at the present time.
Other benefits to be derived by the
Sub-Adviser
from its relationship with the Fund.
The Board considered
“fall-out”
or ancillary benefits that would accrue to the
Sub-Adviser
as a result of its relationship with the Fund (other than the sub-advisory
fee), including
non-quantifiable
reputational benefits. The Board noted in this regard that the
Sub-Adviser
continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the
Sub-Adviser’s
ability to market its services and win such mandates.

Investment Adviser and Administrator
StepStone Group Private Debt LLC
277 Park Avenue 45
th
Floor
New York, New York 10172
Investment
Sub-Adviser
StepStone Group Europe
Alternative Investments Limited
Newmount House,
22-24
Lower Mount Street
Dublin 2, Ireland
Sub-Administrator
and
Sub-Accountant
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, Pennsylvania 19456
Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5
th
Floor
Kansas City, Missouri 64106
Transfer Agent
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212
Phone: (414)
299-2200
Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, New York 10001

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable for semi-annual report.

(b) Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Credit Co-Investment Fund
--------------------------------------------------

By (Signature and Title)*
/s/ Ariel Goldblatt --------------------------------------------------
Ariel Goldblatt, President
(Chief Executive Officer)

Date	August 29, 2025
--------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ariel Goldblatt --------------------------------------------------
Ariel Goldblatt, President
(Chief Executive Officer)

Date	August 29, 2025
--------------------------------------------------

By (Signature and Title)*
/s/ Joseph Cambareri --------------------------------------------------
Joseph Cambareri, Treasurer
(Chief Financial Officer)

Date	August 29, 2025
--------------------------------------------------

* Print the name and title of each signing officer under his or her signature.